SAFE LIABILITY (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Aug. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability		$ 16,059	$ 26,282
Other liability	$ 150,000	150,000
Investor [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible loan		99
Safe Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability			$ 2,350	$ 18,267	$ 2,362
Other liability		$ 200,000		$ 12,638	$ 200,000
Conversion discount	25.00%	25.00%	25.00%	25.00%	15.00%
Proceeds from equity					$ 20,000
Convertible loan		$ 1,366	$ 1,267
Safe Liability One [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability			2,150	$ 5,529
Other liability	$ 200,000		400,000	400,000
Safe Liability Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Safe liability			200	100
Other liability			$ 625,000	$ 625,000